Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	39,240	$ 7,692,217
L3 Harris Technologies, Inc.	23,233	5,116,836

		12,809,053

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	69,243	12,609,150

Airlines - 0.3%
Southwest Airlines Co. (A)	73,840	3,797,591

Auto Components - 0.4%
Aptiv PLC (A)	30,268	4,509,024

Banks - 1.5%
Bank of America Corp.	424,453	18,018,030

Beverages - 0.9%
Constellation Brands, Inc., Class A	13,675	2,881,186
Monster Beverage Corp. (A)	89,352	7,937,138

		10,818,324

Biotechnology - 0.6%
AbbVie, Inc.	73,927	7,974,506

Building Products - 0.2%
Trane Technologies PLC	14,582	2,517,582

Capital Markets - 2.6%
Charles Schwab Corp.	46,808	3,409,495
CME Group, Inc.	45,669	8,831,471
Morgan Stanley	177,279	17,251,019
S&P Global, Inc.	7,694	3,269,104

		32,761,089

Chemicals - 0.4%
Sherwin-Williams Co.	18,631	5,211,650

Communications Equipment - 0.4%
Motorola Solutions, Inc.	21,787	5,061,556

Consumer Finance - 1.0%
American Express Co.	74,049	12,405,429

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	16,787	4,936,049

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	106,321	3,879,653

Entertainment - 1.6%
Activision Blizzard, Inc.	82,283	6,367,881
Netflix, Inc. (A)	7,164	4,372,476
Walt Disney Co. (A)	53,798	9,101,008

		19,841,365

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	31,679	14,234,959
Sysco Corp.	45,031	3,534,933

		17,769,892

Food Products - 0.4%
Hershey Co.	29,004	4,908,927

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	92,407	$ 10,916,039
Align Technology, Inc. (A)	4,176	2,778,836
Edwards Lifesciences Corp. (A)	52,938	5,993,111
Intuitive Surgical, Inc. (A)	3,742	3,720,109
Medtronic PLC	44,969	5,636,864
Stryker Corp.	13,937	3,675,466

		32,720,425

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	59,038	23,068,508

Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc. (A)	3,037	7,209,443
Hilton Worldwide Holdings, Inc. (A)	60,695	8,018,417
McDonald’s Corp.	62,256	15,010,544
Starbucks Corp.	60,817	6,708,723

		36,947,127

Household Products - 0.9%
Procter & Gamble Co.	79,478	11,111,024

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	55,949	11,876,854

Insurance - 0.9%
Progressive Corp.	121,118	10,947,856

Interactive Media & Services - 3.5%
Alphabet, Inc., Class C (A)	16,081	42,860,850

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (A)	10,026	32,935,811

IT Services - 2.9%
Accenture PLC, Class A	23,820	7,620,495
Fidelity National Information Services, Inc.	32,418	3,944,622
Mastercard, Inc., Class A	70,093	24,369,934

		35,935,051

Leisure Products - 0.4%
Hasbro, Inc.	56,041	4,999,978

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	9,325	3,782,313
Thermo Fisher Scientific, Inc.	18,554	10,600,457

		14,382,770

Machinery - 1.1%
Deere & Co.	34,043	11,406,788
Parker-Hannifin Corp.	9,012	2,519,935

		13,926,723

Media - 1.2%
Comcast Corp., Class A	276,117	15,443,224

Multiline Retail - 0.9%
Dollar General Corp.	51,865	11,002,641

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	9,525	2,856,833

Pharmaceuticals - 2.2%
AstraZeneca PLC, ADR	71,889	4,317,653
Eli Lilly & Co.	59,225	13,683,936
Merck & Co., Inc.	116,458	8,747,161

		26,748,750

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (A)	41,771	$ 4,066,825

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (A)	44,172	4,545,299
Lam Research Corp.	29,558	16,822,936
NVIDIA Corp.	84,463	17,497,355
Texas Instruments, Inc.	58,390	11,223,142

		50,088,732

Software - 7.9%
Adobe, Inc. (A)	38,419	22,118,587
Autodesk, Inc. (A)	5,897	1,681,647
Cadence Design Systems, Inc. (A)	33,827	5,122,761
Microsoft Corp.	214,230	60,395,721
salesforce.com, Inc. (A)	29,990	8,133,888

		97,452,604

Specialty Retail - 1.5%
Home Depot, Inc.	55,106	18,089,096

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	271,410	38,404,515

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	67,172	9,755,390

Total Common Stocks (Cost $436,545,014)		725,450,457

PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
First Republic Bank,
Series K, 4.13%	15,725	392,968

Total Preferred Stock (Cost $393,125)		392,968

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
Affirm Asset Securitization Trust
Series 2021-B, Class A,
1.03%, 08/17/2026 (C)	$ 565,000	565,625
Aqua Finance Trust
1.79%, 07/17/2046	390,000	389,364
Arbys Funding LLC
Series 2020-1A, Class A2,
3.24%, 07/30/2050 (C)	1,179,090	1,222,327
BVRT Financing Trust
0.01%, 11/10/2032 (D) (E)	214,113	214,113
1.61%, 07/01/2033	162,374	162,395
CF Hippolyta LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (C)	821,161	826,265
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (C)	310,172	310,845
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (C)	311,640	338,476
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (C)	389,060	390,736
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (C)	215,600	225,360

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (C)	$ 821,000	$ 809,083
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (C)	176,595	189,529
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (C)	767,303	794,433
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (C)	447,350	483,099
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (C)	1,529,705	1,642,616
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,592,954
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,412,520
Series 2017-3, Class D,
3.53%, 12/15/2023 (C)	23,756	23,879
Exeter Automobile Receivables Trust
Series 2019-1A, Class E,
5.20%, 01/15/2026 (C)	380,000	402,788
Series 2021-1A, Class C,
0.74%, 01/15/2026	176,000	176,367
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	560,991
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (C)	834,693	911,306
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (C)	834,693	851,744
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (C)	834,693	874,070
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes
Series 2021-1, Class B,
0.88%, 09/25/2028 (C)	364,746	365,006
Series 2021-2, Class B,
0.89%, 12/26/2028 (C)	769,000	768,778
Lakeview Loan Servicing LLC
1.90%, 07/10/2032 (D) (E) (F)	13,192	13,192
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (C)	688,000	689,958
Newday Funding Master Issuer PLC
Series 2021-1A, Class A2,
SOFR + 1.10%, 1.15% (G), 03/15/2029 (C)	660,000	664,127
Series 2021-2A, Class A2,
SOFR + 0.95%, 1.00% (G), 07/15/2029 (C)	355,000	355,277
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (C)	305,123	308,336
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (C)	629,517	631,670
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (C)	699,682	705,261
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (C)	148,000	149,010
Series 2018-1A, Class D,
4.40%, 01/14/2028 (C)	147,000	147,798

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I,
4.26%, 09/05/2048 (C)	$ 518,950	$ 519,283
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (C)	730,980	742,470
PRPM LLC
Series 2020-4, Class A1,
2.95% (G), 10/25/2025 (C)	623,443	625,835
Santander Drive Auto Receivables Trust
Series 2020-3, Class D,
1.64%, 11/16/2026	1,359,000	1,377,785
Taco Bell Funding LLC
Series 2016-1A, Class A23,
4.97%, 05/25/2046 (C)	402,150	430,676
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (C)	691,448	762,884
Series 2021-1A, Class A2I,
1.95%, 08/25/2051 (C)	614,000	613,318
Series 2021-1A, Class A2II,
2.29%, 08/25/2051 (C)	746,000	742,571
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (C)	394,000	393,226
Series 2021-B, Class B,
0.91%, 09/22/2025 (C)	202,000	201,378
Theorem Funding Trust
Series 2021-1A, Class A,
1.21%, 12/15/2027 (C)	659,593	660,040
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (C)	668,000	668,031
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (C)	1,368,000	1,363,460
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (C)	596,000	592,152
VCAT LLC
Series 2021-NPL1, Class A1,
2.29% (G), 12/26/2050 (C)	290,804	291,591
Wendy’s Funding LLC
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (C)	74,113	78,317
Series 2019-1A, Class A2I,
3.78%, 06/15/2049 (C)	412,165	435,557
Series 2021-1A, Class A2I,
2.37%, 06/15/2051 (C)	345,135	347,846
Series 2021-1A, Class A2II,
2.78%, 06/15/2051 (C)	610,470	620,328
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (C)	615,000	633,008
Wingstop Funding LLC
Series 2020-1A, Class A2,
2.84%, 12/05/2050 (C)	688,540	707,945
ZAXBY’S FUNDING LLC
Series 2021-1A, Class A2,
3.24%, 07/30/2051 (C)	647,000	657,279

Total Asset-Backed Securities (Cost $33,307,255)		33,634,278

CORPORATE DEBT SECURITIES - 14.7%
Aerospace & Defense - 0.4%
Boeing Co.
2.20%, 02/04/2026	375,000	378,258
3.25%, 02/01/2028	400,000	422,384
3.63%, 02/01/2031	927,000	991,937
3.95%, 08/01/2059	563,000	576,259
4.88%, 05/01/2025	393,000	437,234

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
General Dynamics Corp.
3.50%, 04/01/2027	$ 402,000	$ 444,009
TransDigm, Inc.
4.63%, 01/15/2029	1,889,000	1,879,555

		5,129,636

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026 (C)	802,000	795,865
2.65%, 07/15/2031 (C)	530,000	526,364

		1,322,229

Banks - 2.2%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (G), 06/14/2029	1,385,000	1,380,736
Fixed until 04/29/2030, 2.59% (G), 04/29/2031	2,849,000	2,904,680
Fixed until 04/24/2027, 3.71% (G), 04/24/2028	1,526,000	1,676,191
Fixed until 03/05/2028, 3.97% (G), 03/05/2029	691,000	768,975
Fixed until 06/01/2023 (H), 5.20% (G) (I)	393,000	404,299
Fixed until 09/05/2024 (H), 6.25% (G)	993,000	1,092,300
BNP Paribas SA
Fixed until 08/12/2030, 2.59% (G), 08/12/2035 (C)	1,510,000	1,462,684
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (G), 01/10/2028	1,944,000	2,149,793
Fixed until 03/31/2030, 4.41% (G), 03/31/2031	1,312,000	1,513,399
Fixed until 05/15/2023 (H), 5.35% (G)	478,000	492,938
Fixed until 01/30/2023 (H), 5.95% (G) (I)	755,000	787,087
Fixed until 05/15/2025 (H), 5.95% (G)	496,000	541,260
Fixed until 05/15/2024 (H), 6.30% (G)	109,000	117,666
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	200,232
First Republic Bank
4.63%, 02/13/2047	385,000	485,138
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (G), 04/22/2027	1,311,000	1,313,061
Fixed until 04/22/2025, 2.08% (G), 04/22/2026	466,000	479,001
Fixed until 05/13/2030, 2.96% (G), 05/13/2031	1,189,000	1,234,936
Fixed until 01/29/2026, 3.96% (G), 01/29/2027	1,291,000	1,424,176
Fixed until 02/01/2025 (H), 4.60% (G)	414,000	423,315
Fixed until 08/01/2024 (H), 5.00% (G)	392,000	409,150
National Australia Bank Ltd.
2.99%, 05/21/2031 (C)	1,369,000	1,383,774
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (G), 11/28/2035	1,101,000	1,101,247
SVB Financial Group
1.80%, 02/02/2031	512,000	490,728
Fixed until 02/15/2031 (H), 4.10% (G) (I)	1,298,000	1,327,594
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (G), 11/15/2035	1,096,000	1,071,937

		26,636,297

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 964,000	$ 1,196,114
Diageo Capital PLC
1.38%, 09/29/2025	643,000	650,029
2.00%, 04/29/2030	606,000	602,994
2.13%, 04/29/2032	486,000	482,627

		2,931,764

Biotechnology - 0.1%
HCRX Investments Holdco LP
4.50%, 08/01/2029 (C)	1,482,000	1,489,410

Capital Markets - 1.6%
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (H), 4.70% (G)	1,728,000	1,896,480
Charles Schwab Corp.
Fixed until 12/01/2030 (H), 4.00% (G)	613,000	630,446
Fixed until 06/01/2025 (H), 5.38% (G)	2,968,000	3,298,190
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	2,143,000	2,303,214
Fixed until 02/10/2025 (H), 4.95% (G)	327,000	346,620
Morgan Stanley
Fixed until 05/04/2026, 1.59% (G), 05/04/2027	632,000	633,395
Fixed until 02/13/2031, 1.79% (G), 02/13/2032	1,104,000	1,050,194
Fixed until 04/28/2025, 2.19% (G), 04/28/2026	1,359,000	1,403,380
Fixed until 07/21/2031, 2.24% (G), 07/21/2032	1,699,000	1,670,993
Fixed until 09/16/2031, 2.48% (G), 09/16/2036	1,982,000	1,938,323
3.95%, 04/23/2027	1,344,000	1,494,383
4.35%, 09/08/2026	780,000	880,282
MSCI, Inc.
3.63%, 09/01/2030 (C)	1,365,000	1,411,069
3.88%, 02/15/2031 (C)	962,000	1,008,897
4.00%, 11/15/2029 (C)	88,000	93,166

		20,059,032

Chemicals - 0.3%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (C)	1,496,000	1,458,211
CF Industries, Inc.
4.95%, 06/01/2043	669,000	806,185
5.15%, 03/15/2034	69,000	84,406
5.38%, 03/15/2044	150,000	190,401
Element Solutions, Inc.
3.88%, 09/01/2028 (C)	1,136,000	1,147,360

		3,686,563

Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
6.38%, 05/01/2025 (C)	1,141,000	1,199,476

Consumer Finance - 0.1%
Ally Financial, Inc.
Fixed until 05/15/2026 (H), 4.70% (G) (I)	1,085,000	1,129,322

Distributors - 0.1%
Performance Food Group, Inc.
4.25%, 08/01/2029 (C)	1,684,000	1,688,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027	$ 1,039,000	$ 1,157,682
BVRT Financing Trust
0.01%, 01/10/2033	552,427	555,602
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,682,000	2,014,690
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (C) (J)	993,000	985,552
3.63%, 03/01/2029 (C)	892,000	908,966
3.88%, 03/01/2031 (C)	1,304,000	1,315,410
4.00%, 10/15/2033 (C) (J)	1,015,000	1,007,387

		7,945,289

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3.65%, 09/15/2059	109,000	107,599
3.80%, 12/01/2057	660,000	674,788
Cellnex Finance Co.
3.88%, 07/07/2041 (C) (I)	1,596,000	1,567,607
Lumen Technologies, Inc.
5.80%, 03/15/2022	356,000	362,764

		2,712,758

Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (C)	909,000	907,055
NRG Energy, Inc.
3.38%, 02/15/2029 (C)	938,000	925,740
3.63%, 02/15/2031 (C)	1,058,000	1,039,220
6.63%, 01/15/2027	688,000	712,734
Pacific Gas & Electric Co.
3.00%, 06/15/2028	1,077,000	1,095,036

		4,679,785

Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.75%, 12/01/2024	853,000	943,521
4.90%, 06/15/2028	645,000	745,233

		1,688,754

Equity Real Estate Investment Trusts - 0.6%
Agree LP
2.00%, 06/15/2028	630,000	624,075
2.60%, 06/15/2033	472,000	466,171
2.90%, 10/01/2030	1,382,000	1,426,155
Equinix, Inc.
2.15%, 07/15/2030	533,000	522,130
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	1,018,000	975,293
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	1,138,000	1,160,760
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,233,000	1,186,795
Sun Communities Operating LP
2.70%, 07/15/2031 (I)	1,163,000	1,173,828

		7,535,207

Food Products - 0.7%
JBS Finance Luxembourg SARL
3.63%, 01/15/2032 (C)	712,000	725,357

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028 (C)	$ 528,000	$ 572,885
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%, 12/01/2031 (C)	678,000	705,479
5.50%, 01/15/2030 (C)	1,071,000	1,191,188
6.50%, 04/15/2029 (C)	1,416,000	1,582,380
Kraft Heinz Foods Co.
3.88%, 05/15/2027	898,000	980,068
4.38%, 06/01/2046	172,000	195,684
4.88%, 10/01/2049	403,000	490,434
5.00%, 06/04/2042	598,000	733,156
Mondelez International, Inc.
2.75%, 04/13/2030	146,000	152,608
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (C)	1,134,000	1,153,136

		8,482,375

Health Care Providers & Services - 1.2%
Centene Corp.
2.45%, 07/15/2028	919,000	923,595
2.50%, 03/01/2031	268,000	264,315
2.63%, 08/01/2031	400,000	397,296
3.00%, 10/15/2030	967,000	991,175
4.25%, 12/15/2027	1,171,000	1,225,627
CVS Health Corp.
5.05%, 03/25/2048	399,000	514,018
DaVita, Inc.
3.75%, 02/15/2031 (C)	1,098,000	1,069,177
4.63%, 06/01/2030 (C)	902,000	927,807
HCA, Inc.
3.50%, 09/01/2030 - 07/15/2051	3,031,000	3,143,608
5.25%, 06/15/2049	282,000	359,150
5.38%, 02/01/2025 - 09/01/2026	648,000	729,123
5.50%, 06/15/2047	188,000	243,290
5.63%, 09/01/2028	264,000	314,081
5.88%, 02/15/2026 - 02/01/2029	650,000	767,681
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	2,430,000	2,521,125

		14,391,068

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance, Inc.
4.00%, 10/15/2030 (C)	2,103,000	2,081,970
Choice Hotels International, Inc.
3.70%, 12/01/2029 - 01/15/2031	1,166,000	1,243,875
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	1,071,000	1,150,061
5.25%, 06/01/2025	310,000	345,675
5.30%, 01/15/2029	73,000	85,349
5.38%, 04/15/2026	593,000	674,212
MGM Resorts International
7.75%, 03/15/2022	148,000	151,700

		5,732,842

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.45% (G), 12/15/2021 (H)	850,000	832,685

Insurance - 0.5%
Athene Global Funding
1.73%, 10/02/2026	1,767,000	1,765,204
2.65%, 10/04/2031	1,666,000	1,665,807
Brown & Brown, Inc.
2.38%, 03/15/2031	191,000	190,188
4.50%, 03/15/2029	591,000	675,976

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (G), 10/01/2050	$ 1,542,000	$ 1,605,400

		5,902,575

Internet & Catalog Retail - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 03/01/2029 (C)	1,558,000	1,544,368

IT Services - 0.2%
Broadridge Financial Solutions, Inc.
2.60%, 05/01/2031	991,000	1,004,768
Global Payments, Inc.
4.80%, 04/01/2026	745,000	846,059
PayPal Holdings, Inc.
1.65%, 06/01/2025	451,000	462,327

		2,313,154

Leisure Products - 0.3%
Brunswick Corp.
2.40%, 08/18/2031	922,000	890,387
Hasbro, Inc.
3.90%, 11/19/2029 (I)	1,346,000	1,485,329
5.10%, 05/15/2044	388,000	467,734
6.35%, 03/15/2040	347,000	478,751

		3,322,201

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	612,000	705,473

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (C)	1,294,000	1,313,410
4.50%, 05/01/2032	1,943,000	1,998,861
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	937,000	938,033
4.80%, 03/01/2050	460,000	515,087
5.38%, 05/01/2047	177,000	212,500
6.48%, 10/23/2045	221,000	299,907
Comcast Corp.
3.75%, 04/01/2040	307,000	344,460
CSC Holdings LLC
3.38%, 02/15/2031 (C)	786,000	730,980
4.13%, 12/01/2030 (C)	1,154,000	1,132,363
4.63%, 12/01/2030 (C)	1,022,000	968,345
5.00%, 11/15/2031 (C) (I)	541,000	519,198
Fox Corp.
4.03%, 01/25/2024	362,000	388,274
GCI LLC
4.75%, 10/15/2028 (C) (I)	1,898,000	1,993,223
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (C)	152,000	154,090
3.88%, 09/01/2031 (C)	422,000	412,241
4.13%, 07/01/2030 (C)	1,387,000	1,393,432

		13,314,404

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (I)	$ 893,000	$ 944,348
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	676,151

		1,620,499

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 04/03/2050	641,000	748,271
Nordstrom, Inc.
4.38%, 04/01/2030 (I)	799,000	816,880

		1,565,151

Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Partners LP
3.25%, 01/31/2032 (C)	852,000	854,812
4.00%, 03/01/2031 (C)	737,000	771,786
Cheniere Energy, Inc.
4.63%, 10/15/2028	1,066,000	1,122,604
Continental Resources, Inc.
5.75%, 01/15/2031 (C) (I)	1,085,000	1,309,701
Energy Transfer LP
4.95%, 06/15/2028 (I)	78,000	89,425
Hess Midstream Operations LP
4.25%, 02/15/2030 (C)	313,000	317,085
5.13%, 06/15/2028 (C)	1,320,000	1,378,806
ONEOK, Inc.
6.35%, 01/15/2031	688,000	879,894
7.15%, 01/15/2051	180,000	260,044

		6,984,157

Pharmaceuticals - 0.4%
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,093,000	1,164,843
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (C)	1,578,000	1,609,560
Royalty Pharma PLC
2.15%, 09/02/2031	853,000	816,877
3.35%, 09/02/2051	425,000	400,819
3.55%, 09/02/2050 (I)	782,000	766,313

		4,758,412

Professional Services - 0.2%
Experian Finance PLC
2.75%, 03/08/2030 (C)	1,165,000	1,206,439
IHS Markit Ltd.
4.75%, 02/15/2025 (C)	767,000	848,547

		2,054,986

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	569,443
Broadcom, Inc.
3.42%, 04/15/2033 (C)	980,000	1,015,643
3.47%, 04/15/2034 (C)	1,472,000	1,518,107
4.15%, 11/15/2030	1,045,000	1,157,212
4.30%, 11/15/2032	836,000	935,707
Marvell Technology, Inc.
1.65%, 04/15/2026 (C)	732,000	732,810
4.88%, 06/22/2028 (C)	826,000	953,358
Microchip Technology, Inc.
2.67%, 09/01/2023	1,296,000	1,343,581

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc.
1.50%, 01/19/2026 (C)	$ 968,000	$ 955,041
2.38%, 01/19/2031 (C)	719,000	697,078
Skyworks Solutions, Inc.
3.00%, 06/01/2031	305,000	311,459
TSMC Global Ltd.
1.75%, 04/23/2028 (C)	1,257,000	1,240,150

		11,429,589

Specialty Retail - 0.1%
Lithia Motors, Inc.
3.88%, 06/01/2029 (C)	1,480,000	1,536,181

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman
3.13%, 07/15/2029 (C)	196,000	189,551
4.09%, 06/01/2029	433,000	455,356
4.13%, 01/15/2031	964,000	1,004,970
4.88%, 06/01/2027 (I)	40,000	45,008

		1,694,885

Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	817,000	813,776
3.00%, 02/01/2030	412,000	418,463

		1,232,239

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.50%, 04/15/2025	631,000	679,562
3.75%, 04/15/2027	1,105,000	1,216,782

		1,896,344

Total Corporate Debt Securities (Cost $176,142,099)		181,147,320

LOAN ASSIGNMENTS - 1.0%
Biotechnology - 0.1%
HCRX Investments Holdco LP
Term Loan B,
TBD, 07/14/2028 (J)	929,309	925,825

Building Products - 0.1%
Standard Industries, Inc.
Term Loan B,
TBD, 09/22/2028 (J)	1,055,528	1,055,674

Chemicals - 0.1%
Atotech BV
Term Loan B,
3-Month LIBOR + 2.50%, 3.00%, 03/18/2028	769,073	767,727

Health Care Equipment & Supplies - 0.1%
Medline Industries, Inc.
Term Loan B,
TBD, 09/20/2028 (J)	1,977,448	1,973,117

Health Care Providers & Services - 0.2%
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.50%, 3.00%, 07/03/2028	2,222,346	2,229,753

Household Products - 0.1%
Diamond BV
Term Loan B,
TBD, 09/29/2028 (J)	1,371,000	1,372,028

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 0.1%
Madison IAQ LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75%, 06/21/2028 (J)	$ 1,966,130	$ 1,963,059

Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.84%, 08/01/2027	2,043,310	2,017,769

Total Loan Assignments (Cost $12,301,522)		12,304,952

MORTGAGE-BACKED SECURITIES - 3.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 0.96% (G), 09/15/2034 (C)	592,515	592,508
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (G), 10/25/2049 (C)	242,925	242,945
Series 2019-6, Class A1,
2.62% (G), 11/25/2059 (C)	200,301	200,838
Series 2020-3, Class A2,
2.41% (G), 04/25/2065 (C)	365,591	369,340
BANK
Series 2018-BN12, Class A4,
4.26% (G), 05/15/2061	228,438	260,806
Series 2019-BN17, Class A4,
3.71%, 04/15/2052	507,810	566,409
Series 2019-BN18, Class A4,
3.58%, 05/15/2062	863,429	958,113
Series 2019-BN20, Class A3,
3.01%, 09/15/2062	415,539	444,981
Series 2019-BN23, Class A3,
2.92%, 12/15/2052	747,529	795,862
Series 2019-BN24, Class A3,
2.96%, 11/15/2062	186,400	198,888
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.85%, 0.93% (G), 08/15/2036 (C)	422,000	421,992
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (C)	715,000	803,797
Benchmark Mortgage Trust
Series 2020-B16, Class A5,
2.73%, 02/15/2053	466,000	488,927
BVRT Financing Trust
Series 2021-2F, Class M1,
1.57%, 01/10/2032 (D) (E)	89,386	89,386
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 0.83% (G), 11/15/2035 (C)	278,630	278,799
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 1.00% (G), 10/15/2036 (C)	885,437	887,149
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.16% (G), 10/15/2036 (C)	143,154	143,244
Series 2020-FOX, Class A,
1-Month LIBOR + 1.00%, 1.08% (G), 11/15/2032 (C)	1,344,451	1,346,970

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2020-FOX, Class B,
1-Month LIBOR + 1.35%, 1.43% (G), 11/15/2032 (C)	$ 230,505	$ 230,598
Series 2020-FOX, Class C,
1-Month LIBOR + 1.55%, 1.63% (G), 11/15/2032 (C)	230,505	230,650
Series 2021-VOLT, Class A,
1-Month LIBOR + 0.70%, 0.80% (G), 09/15/2036 (C)	358,000	358,225
Series 2021-VOLT, Class B,
1-Month LIBOR + 0.95%, 1.05% (G), 09/15/2036 (C)	733,000	733,354
Series 2021-VOLT, Class D,
1-Month LIBOR + 1.65%, 1.75% (G), 09/15/2036 (C)	770,000	770,483
BX Trust
Series 2019-OC11, Class A,
3.20%, 12/09/2041 (C)	481,000	513,665
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (C)	242,000	262,327
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (C)	481,000	515,663
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 0.88% (G), 02/15/2036 (C)	820,000	820,506
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 0.88% (G), 02/15/2036 (C)	932,000	932,575
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (C)	324,000	351,645
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
SOFRA + 1.20%, 1.25% (G), 02/25/2050 (C)	1,079,848	1,080,426
CHT Mortgage Trust
Series 2017-CSMO, Class A,
1-Month LIBOR + 0.93%, 1.01% (G), 11/15/2036 (C)	526,491	526,965
CIM Trust
Series 2021-NR1, Class A1,
2.57% (G), 07/25/2055 (C)	687,609	687,342
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 0.98% (G), 11/15/2037 (C)	1,316,224	1,318,685
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 1.38% (G), 11/15/2037 (C)	585,862	586,334
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 1.73% (G), 11/15/2037 (C)	587,828	588,380
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (G), 03/25/2065 (C)	164,714	165,496
Series 2020-3, Class A1,
1.51% (G), 04/27/2065 (C)	165,439	165,795
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2,
1-Month LIBOR + 2.40%, 2.49% (G), 04/25/2031 (C)	303,761	305,179
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 2.39% (G), 08/25/2031 (C)	111,468	112,226
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 2.24% (G), 09/25/2031 (C)	280,060	281,735

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust (continued)
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 2.19% (G), 06/25/2039 (C)	$ 202,378	$ 202,891
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.09% (G), 07/25/2039 (C)	184,570	185,037
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 2.19% (G), 10/25/2039 (C)	268,264	269,592
Series 2020-R02, Class 2M2,
1-Month LIBOR + 2.00%, 2.09% (G), 01/25/2040 (C)	619,744	622,549
Credit Suisse Mortgage Capital Certificates
Zero Coupon, 12/15/2023	428,000	429,375
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 1.06% (G), 05/15/2036 (C)	1,509,000	1,513,324
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 1.51% (G), 05/15/2036 (C)	282,000	282,200
Credit Suisse Mortgage Trust
1-Month LIBOR + 3.97%, 4.05% (G), 04/15/2023 (C)	687,739	687,747
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.16% (G), 07/15/2038 (C)	1,008,752	1,011,600
Series 2021-ESH, Class B,
1-Month LIBOR + 1.38%, 1.46% (G), 07/15/2038 (C)	274,572	275,783
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.12% (G), 12/15/2036 (C)	230,000	229,929
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 1.42% (G), 12/15/2036 (C)	258,000	257,690
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.72% (G), 12/15/2036 (C)	287,000	286,109
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A5,
4.16% (G), 07/10/2051	326,340	371,559
GS Mortgage Securities Trust
Series 2018-GS9, Class A4,
3.99% (G), 03/10/2051	543,155	611,433
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	465,000	494,169
Series 2020-GC47, Class A5,
2.38%, 05/12/2053	628,000	641,928
JPMorgan Mortgage Trust
Series 2021-11, Class A11,
SOFRA + 0.85%, 0.90% (G), 01/25/2052 (C)	600,559	600,740
Series 2021-12, Class A11,
SOFRA + 0.85%, 0.90% (G), 02/25/2052 (C) (D)	371,000	371,000
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 0.78% (G), 03/15/2038 (C)	1,518,000	1,519,426
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 1.18% (G), 03/15/2038 (C)	753,000	753,904

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
SOFRA + 0.95%, 1.00% (G), 08/25/2051 (C)	$ 578,945	$ 585,141
Series 2021-INV3, Class A11,
SOFRA + 0.95%, 1.00% (G), 10/25/2051 (C)	704,000	704,000
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 0.88% (G), 04/15/2038 (C)	1,575,085	1,576,507
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 1.43% (G), 04/15/2038 (C)	759,271	760,183
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4,
3.81%, 12/15/2048	440,000	478,732
Series 2016-UB11, Class A4,
2.78%, 08/15/2049	560,000	591,980
Series 2018-H3, Class A5,
4.18%, 07/15/2051	476,664	539,496
Series 2018-H4, Class A4,
4.31%, 12/15/2051	713,689	822,141
Series 2019-H6, Class A4,
3.42%, 06/15/2052	289,219	316,043
MRA Issuance Trust
Series 2021-NA1, Class A1X,
1-Month LIBOR + 1.50%, 1.59% (G), 03/08/2022 (C)	1,197,000	1,198,117
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (G), 02/25/2058 (C)	177,344	188,257
PRPM LLC
Series 2020-3, Class A1,
2.86% (G), 09/25/2025 (C)	935,597	937,457
Series 2020-5, Class A1,
3.10% (G), 11/25/2025 (C)	314,470	316,375
RCKT Mortgage Trust
Series 2021-3, Class A21,
SOFRA + 0.80%, 0.85% (G), 07/25/2051 (C)	550,279	551,518
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (G), 05/25/2043 (C)	154,491	155,297
Series 2020-2, Class A19,
3.50% (G), 03/25/2050 (C)	81,520	82,156
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (G), 01/28/2050 (C)	45,683	45,958
Series 2020-SH1, Class A2,
2.62% (G), 01/28/2050 (C)	203,836	204,835
Series 2020-SH2, Class A1,
3.41% (G), 06/25/2055 (C)	283,247	285,044
UWM Mortgage Trust
Series 2021-INV1, Class A9,
SOFRA + 0.90%, 0.95% (G), 08/25/2051 (C)	688,190	689,581
VASA Trust
Series 2021-VASA, Class A,
1-Month LIBOR + 0.90%, 0.98% (G), 07/15/2039 (C)	425,000	425,121
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.23% (G), 02/15/2040 (C)	414,514	416,830

Total Mortgage-Backed Securities (Cost $43,697,569)		44,117,962

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 08/01/2051	$ 3,272,007	$ 3,408,936
3.00%, 05/01/2031 - 03/01/2050	3,714,935	3,925,250
3.50%, 07/01/2042 - 02/01/2048	1,061,228	1,142,600
4.00%, 03/01/2047 - 05/01/2048	973,001	1,049,324
4.50%, 03/01/2048 - 12/01/2048	373,335	410,491
5.00%, 09/01/2048	16,467	18,182
6.00%, 04/01/2040	57,242	67,552
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
SOFRA + 2.30%, 2.35% (G), 08/25/2033 (C)	305,000	312,465
SOFRA + 2.60%, 2.65% (G), 11/25/2050 (C)	1,406,000	1,425,880
1-Month LIBOR + 5.55%, 5.63% (G), 07/25/2028	289,450	303,577
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust
1-Month LIBOR + 1.95%, 2.04% (G), 10/25/2049 (C)	91,735	92,089
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
SOFRA + 2.00%, 2.05% (G), 12/25/2050 (C)	860,000	866,884
SOFRA + 2.25%, 2.30% (G), 08/25/2033 (C)	1,117,000	1,130,299
1-Month LIBOR + 3.10%, 3.19% (G), 03/25/2050 (C)	428,594	434,828
1-Month LIBOR + 3.15%, 3.24% (G), 09/25/2050 (C)	260,873	262,693
Federal National Mortgage Association
2.50%, 11/01/2034 - 08/01/2051	1,272,651	1,325,325
3.00%, 10/01/2034 - 06/01/2057	9,277,439	9,901,691
3.50%, 12/01/2045 - 08/01/2056	4,369,927	4,712,276
4.00%, 01/01/2048 - 02/01/2049	781,904	853,778
4.50%, 11/01/2042 - 08/01/2048	981,125	1,089,421
5.00%, 07/01/2044 - 05/01/2048	627,472	701,911
6.00%, 02/01/2037	2,587	3,056
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.65%, 2.74% (G), 02/25/2030	294,502	299,472
1-Month LIBOR + 3.55%, 3.64% (G), 07/25/2029	433,522	446,462
1-Month LIBOR + 4.25%, 4.34% (G), 01/25/2029 - 04/25/2029	683,388	708,213
1-Month LIBOR + 4.30%, 4.39% (G), 02/25/2025	388,226	396,200
1-Month LIBOR + 4.90%, 4.99% (G), 11/25/2024	55,937	58,020
1-Month LIBOR + 5.00%, 5.09% (G), 07/25/2025	302,341	310,862
1-Month LIBOR + 5.70%, 5.79% (G), 04/25/2028	267,839	282,640
1-Month LIBOR + 5.90%, 5.99% (G), 10/25/2028	126,505	132,879
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	1,577,699	1,647,835
Government National Mortgage Association
2.00%, TBA (J)	7,999,418	8,109,410
2.50%, TBA (J)	4,238,600	4,373,043

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 01/15/2045 - 05/20/2048	$ 2,309,494	$ 2,499,989
4.50%, 08/15/2046 - 05/20/2048	1,109,982	1,249,009
5.00%, 08/20/2048	371,100	399,880
Uniform Mortgage-Backed Security
1.50%, TBA (J)	228,159	230,334
2.00%, TBA (J)	12,301,074	12,380,613
2.50%, TBA (J)	9,992,432	10,305,594
3.50%, TBA (J)	5,950,500	6,295,792

Total U.S. Government Agency Obligations (Cost $82,659,212)		83,564,755

U.S. GOVERNMENT OBLIGATIONS - 11.8%
U.S. Treasury - 10.7%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	11,320,300	9,709,257
1.63%, 11/15/2050	12,710,800	11,385,600
1.75%, 08/15/2041	9,656,000	9,207,901
1.88%, 02/15/2051 (I)	3,684,200	3,503,444
2.38%, 05/15/2051	701,000	745,908
2.75%, 08/15/2042 (I)	6,040,100	6,784,023
U.S. Treasury Note
0.13%, 04/30/2023	2,830,000	2,826,131
0.13%, 06/30/2023 - 08/31/2023 (I)	7,811,000	7,795,733
0.25%, 05/15/2024 (I)	1,669,000	1,660,720
0.38%, 09/15/2024 (I)	2,415,000	2,404,246
0.38%, 01/31/2026	10,375,400	10,148,843
0.50%, 02/28/2026	13,326,000	13,095,918
0.63%, 07/31/2026 (I)	14,000,000	13,770,313
0.75%, 04/30/2026 - 08/31/2026	11,943,000	11,837,524
0.88%, 06/30/2026 - 09/30/2026	14,779,000	14,717,338
1.13%, 08/31/2028	302,000	298,131
1.25%, 04/30/2028 - 08/15/2031	12,940,000	12,646,304

		132,537,334

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2031	2,307,903	2,530,159
0.63%, 04/15/2023	10,148,434	10,618,856

		13,149,015

Total U.S. Government Obligations (Cost $147,106,957)		145,686,349

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (K)	13,142,453	13,142,453

Total Other Investment Company (Cost $13,142,453)		13,142,453

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.9%

Fixed Income Clearing Corp., 0.00% (K), dated 09/30/2021, to be repurchased at $60,907,672 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $62,125,901.

$ 60,907,672	$ 60,907,672

Total Repurchase Agreement (Cost $60,907,672)	60,907,672

Total Investments (Cost $1,006,202,878)	1,300,349,166
Net Other Assets (Liabilities) - (5.3)%	(65,533,598)

Net Assets - 100.0%	$ 1,234,815,568

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$725,450,457	$—	$—	$725,450,457
Preferred Stock	392,968	—	—	392,968
Asset-Backed Securities	—	33,406,973	227,305	33,634,278
Corporate Debt Securities	—	181,147,320	—	181,147,320
Loan Assignments	—	12,304,952	—	12,304,952
Mortgage-Backed Securities	—	44,028,576	89,386	44,117,962
U.S. Government Agency Obligations	—	83,564,755	—	83,564,755
U.S. Government Obligations	—	145,686,349	—	145,686,349
Other Investment Company	13,142,453	—	—	13,142,453
Repurchase Agreement	—	60,907,672	—	60,907,672

Total Investments	$738,985,878	$561,046,597	$316,691	$1,300,349,166

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$13,192	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $129,425,701, representing 10.5% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $687,691, representing 0.1% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(G)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,151,573, collateralized by cash collateral of $13,142,453 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,916,088. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at September 30, 2021.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 12

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 13